Net Fee and Commission Income (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Net Fee and Commission Income

Net fee and commission income for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Fee and commission income from:
Loans	¥120,998	¥128,305	¥121,934
Credit card business	289,509	261,253	253,136
Guarantees	62,934	58,221	55,618
Securities-related business	147,016	146,655	133,019
Deposits	16,169	15,929	14,882
Remittances and transfers	140,621	138,029	133,110
Safe deposits	5,224	5,414	5,511
Trust fees	3,854	3,607	3,619
Investment trusts	154,419	126,590	116,057
Agency	16,577	16,753	16,432
Others	174,043	165,656	178,362

Total fee and commission income	1,131,364	1,066,412	1,031,680

Fee and commission expense from:
Remittances and transfers	40,214	39,419	38,358
Guarantees	3,750	3,434	3,071
Others	134,903	138,720	89,952

Total fee and commission expense	178,867	181,573	131,381

Net fee and commission income	¥952,497	¥884,839	¥900,299